Restructuring charges (restructuring accruals by company initiative and segment) (Details) (USD $) In Thousands	9 Months Ended
Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Balance, beginning	$ 6,798
Restructuring charges	5,886
Restructuring reversals	(1,114)
Inter-segment transfer	0
Payments	(5,734)
Balance, end of period	5,836
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	54,086
Restructuring reversals, cumulative amount	(8,861)
Inter-segment transfer, cumulative amount	0
Payments, cumulative amount	(39,389)
Balance, end of period	5,836
Fiscal 2008 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	117
Restructuring charges	0
Restructuring reversals	(11)
Payments	(106)
Balance, end of period	0
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	27,545
Restructuring reversals, cumulative amount	(5,881)
Payments, cumulative amount	(21,664)
Balance, end of period	0
Fiscal 2009 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	652
Restructuring charges	4
Restructuring reversals	(56)
Payments	(378)
Balance, end of period	222
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	11,019
Restructuring reversals, cumulative amount	(1,669)
Payments, cumulative amount	(9,128)
Balance, end of period	222
Fiscal 2010 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	6,029
Restructuring charges	75
Restructuring reversals	(990)
Payments	(3,655)
Balance, end of period	1,459
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	9,715
Restructuring reversals, cumulative amount	(1,254)
Payments, cumulative amount	(7,002)
Balance, end of period	1,459
Fiscal 2011 initiatives [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	0
Restructuring charges	5,807
Restructuring reversals	(57)
Payments	(1,595)
Balance, end of period	4,155
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	5,807
Restructuring reversals, cumulative amount	(57)
Payments, cumulative amount	(1,595)
Balance, end of period	4,155
Small Business Services [Member] | Employee Severance Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	1,248
Restructuring charges	1,209
Restructuring reversals	(687)
Inter-segment transfer	125
Payments	(1,003)
Balance, end of period	892
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	15,219
Restructuring reversals, cumulative amount	(2,454)
Inter-segment transfer, cumulative amount	914
Payments, cumulative amount	(12,787)
Balance, end of period	892
Financial Services [Member] | Employee Severance Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	1,954
Restructuring charges	2,235
Restructuring reversals	(222)
Inter-segment transfer	234
Payments	(2,045)
Balance, end of period	2,156
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	8,936
Restructuring reversals, cumulative amount	(1,056)
Inter-segment transfer, cumulative amount	619
Payments, cumulative amount	(6,343)
Balance, end of period	2,156
Direct Checks [Member] | Employee Severance Benefits [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	252
Restructuring charges	79
Restructuring reversals	(32)
Inter-segment transfer	2
Payments	(216)
Balance, end of period	85
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	2,898
Restructuring reversals, cumulative amount	(157)
Inter-segment transfer, cumulative amount	63
Payments, cumulative amount	(2,719)
Balance, end of period	85
Employee Severance Benefits [Member] | Corporate [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	2,616
Restructuring charges	2,311
Restructuring reversals	(173)
Inter-segment transfer	(361)
Payments	(2,167)
Balance, end of period	2,226
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	24,662
Restructuring reversals, cumulative amount	(4,801)
Inter-segment transfer, cumulative amount	(1,596)
Payments, cumulative amount	(16,039)
Balance, end of period	2,226
Small Business Services [Member] | Operating Lease Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	236
Restructuring charges	52
Restructuring reversals	0
Inter-segment transfer	0
Payments	(150)
Balance, end of period	138
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	1,862
Restructuring reversals, cumulative amount	(393)
Inter-segment transfer, cumulative amount	0
Payments, cumulative amount	(1,331)
Balance, end of period	138
Direct Checks [Member] | Operating Lease Obligations [Member]
Restructuring Cost and Reserve [Line Items]
Balance, beginning	492
Restructuring charges	0
Restructuring reversals	0
Inter-segment transfer	0
Payments	(153)
Balance, end of period	339
Components of restructuring accruals [Abstract]
Restructuring charges, cumulative amount	509
Restructuring reversals, cumulative amount	0
Inter-segment transfer, cumulative amount	0
Payments, cumulative amount	(170)
Balance, end of period	$ 339